Shareholder Report	6 Months Ended
Aug. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Edward Jones Money Market Fund
Entity Central Index Key	0000314650
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
C000024632 [Member]
Shareholder Report [Line Items]
Fund Name	EDWARD JONES MONEY MARKET FUND
Class Name	INVESTMENT SHARES
Trading Symbol	JNSXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Edward Jones Money Market Fund (the “Fund”) for the period of March 1, 2025 to August 31, 2025 (the “Reporting Period”).
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.edwardjones.com/moneymarket. You can also request this information by contacting us at 1‑800‑441‑2357.
Additional Information Phone Number	1‑800‑441‑2357
Additional Information Website	www.edwardjones.com/moneymarket
Expenses [Text Block]
What were the Fund costs for the Reporting Period?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the Reporting Period.

	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Investment Shares	$36	0.71%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.71%
Net Assets	$ 30,642,717,000
Holdings Count | Holding	155
Advisory Fees Paid, Amount	$ 31,842,000
Additional Fund Statistics [Text Block]	Key Fund Statistics:

Total Net Assets (000s)	$30,642,717

Number of Portfolio Holdings	155

Net Advisory Fee (000s)	$31,842

Holdings [Text Block]
Graphical Representation of Holdings
(as a percentage of net assets)
Portfolio Composition by Effective Maturity[1]
Portfolio Composition by Security Type[3]
[1]	Effective maturity is determined in accordance with the requirements of Rule 2a‑7 under the Investment Company Act of 1940, as amended, which regulates money market funds.
[2]	Assets, other than investments in securities, less liabilities.
[3]	See the Fund’s Prospectus and Statement of Additional Information for descriptions of the principal types of securities in which the Fund invests.

C000024633 [Member]
Shareholder Report [Line Items]
Fund Name	EDWARD JONES MONEY MARKET FUND
Class Name	RETIREMENT SHARES
Trading Symbol	JRSXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Edward Jones Money Market Fund (the “Fund”) for the period of March 1, 2025 to August 31, 2025 (the “Reporting Period”).
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.edwardjones.com/moneymarket. You can also request this information by contacting us at 1-800-441-2357.
Additional Information Phone Number	1-800-441-2357
Additional Information Website	www.edwardjones.com/moneymarket
Expenses [Text Block]
What were the Fund costs for the Reporting Period?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the Reporting Period.

	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Retirement Shares	$37	0.72%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.72%
Net Assets	$ 30,642,717,000
Holdings Count | Holding	155
Advisory Fees Paid, Amount	$ 31,842,000
Additional Fund Statistics [Text Block]	Key Fund Statistics:

Total Net Assets (000s)	$30,642,717

Number of Portfolio Holdings	155

Net Advisory Fee (000s)	$31,842

Holdings [Text Block]
Graphical Representation of Holdings
(as a percentage of net assets)
Portfolio Composition by Effective Maturity[1]
Portfolio Composition by Security Type[3]
[1]	Effective maturity is determined in accordance with the requirements of Rule 2a‑7 under the Investment Company Act of 1940, as amended, which regulates money market funds.
[2]	Assets, other than investments in securities, less liabilities.
[3]	See the Fund’s Prospectus and Statement of Additional Information for descriptions of the principal types of securities in which the Fund invests.